Note 17 - Injection Wells Suspension	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Suspended Injection Well Costs Disclosure [Text Block]
Note
17.
Injection Wells Suspension

As a result of a seismic event with a magnitude of
2.1
occurring on
August 31, 2014,
the Chief of the Division of Oil and Gas Resources Management (“Chief” or “Division”) issued Orders on
September 3, 2014
to immediately suspend all operations of Avalon's
two
saltwater injection wells until the Division could further evaluate the wells.  The Orders were based on the findings that the two
saltwater injection wells were located in close proximity to an area of known seismic activity and that the saltwater injection wells pose a risk of increasing or creating seismic activity.

On
September 5, 2014,
Avalon submitted the information required by the Chief's Order in regards to its AWMS
#1
injection well, and the Chief lifted the suspension for that well on
September 18, 2014.
On
September 19, 2014,
Avalon submitted information and a written plan required by the Chief's Order proposing the establishment of certain operations and management controls on injections for the AWMS
#2
injection well. To date, the Division has
not
responded to that plan despite Avalon's request for feedback.

On
October 2, 2014,
Avalon filed an appeal with the Ohio Oil and Gas Commission (the “Commission”) disputing the basis for suspending operations of AWMS
#2
and also the authority of the Chief to immediately suspend such operations. On
March 11, 2015,
an appeal hearing was held. The Chief stated during the hearing that the suspension order is temporary, and he expects that AWMS
#2
will be allowed to resume operations once the state's final policymaking is complete.

On
August 12, 2015,
the Commission upheld the temporary suspension of injection operations of AWMS
#2
stating that the temporary suspension would allow the Chief more time to fully evaluate the facts in anticipation of the Division's implementation of a comprehensive regulatory plan that will specifically address injection-induced seismicity.

Avalon appealed that decision to the Franklin County Court of Common Pleas (the “Court”), and on
November 1, 2016
an appeal hearing was held in that Court.  On
December 23, 2016,
the Court issued its Decision and Order in Avalon's favor, and vacated the Commission's decision.  The Court found that the Division's suspension and refusal to work with the Company over the
26
month period was arbitrary and
not
in accordance with reason.  Subsequent to the ruling, and in accordance with the Court's Decision and Order, both Avalon and the Division submitted their proposed restart plans to the Court.  Avalon's plan sets forth both the initial volumes and pressures and increases in volume and pressure while continuously monitoring seismicity and addressing the concerns of public health and safety.

On
February 21, 2017,
the Court issued its Final Decision and Order.  The Court's Final Decision and Order set forth conditions for restarting the AWMS
#2
salt water injection well in accordance with the proposed restart plans filed by Avalon with minor revisions.  On
February 22, 2017,
the Division appealed the Final Decision and Order and filed a Motion to Stay the Court Order.  The Motion to Stay was granted by the Ohio
10
th
District Court of Appeals on
March 21, 2017.

On
September 14, 2017,
an appeal hearing was held in the Ohio
10
th
District Court of Appeals and on
July 31, 2018
a decision was issued on the appeal. The decision reinstated the previous Ohio Oil and Gas Commission decision in this matter.

On
September 12, 2018,
the Company appealed the Ohio
10
th
District Court of Appeals decision to the Supreme Court of Ohio. On
November 21, 2018,
the Company received notice from the Supreme Court of Ohio that the court would not
accept for review the Company's appeal of the Ohio
10
th
District Court of Appeals decision on the Division of Oil and Gas Resources Management's appeal of the Franklin County Court of Common Pleas
February 21, 2017
entry allowing restart of the Company's AWMS Water Solutions, LLC
#2
salt water injection well.

On
April 5, 2019,
Avalon filed with the Oil and Gas Commission a motion to vacate its prior decisions in this matter.  There can be no
guarantee that the salt water injection wells will resume operations, but the Company will continue to pursue all available avenues to allow the restart of the Company's salt water injection well under reasonable conditions. Currently, there is no
implemented state-wide policy on induced seismicity and the Ohio Department of Natural Resources (“ODNR”) has refused to communicate with the Company regarding the status and requirements of any policymaking. The operations of Company's injection wells will remain suspended until that time. The Oil and Gas Commission scheduled a hearing on this motion for
August 13, 2019.
Before the hearing began, and in response to the Division's motion to dismiss the Company's motion to vacate, the Commission dismissed the matter.  The Company appealed that decision to the Franklin County Court of Common Pleas.  In
April 2020,
the Division's motion to dismiss and the Company's opposition were reviewed by the Court.  The Company is currently awaiting judgment from the Court.

Concurrently with the filing of the appeal with the Franklin County Court of Common Pleas, the Company filed a writ of mandamus in the
10
th
District Court of Appeals on
August 30, 2019
to compel the chief of the Division to issue restart orders, or alternative orders that would allow the Company to either restart the AWMS
#2
well, or appeal said orders to the Oil and Gas Commission in accordance with Ohio Law.  On
October 6, 2020
and in response to a motion from the Division, the Court dismissed this complaint for writ of mandamus.

In addition, on
August 26, 2016,
Avalon filed a complaint in the
11
th
Appellate District Court in Trumbull County, Ohio for a Peremptory Writ of Mandamus to compel the Director of the ODNR to initiate appropriations procedures to determine damages from the illegal regulatory taking of the Company's property, or issue an alternative remedy at law. The Company believes that the actions, and lack of responsible actions, by the ODNR is a clear violation of the Company's property rights and a violation of the Fifth and Fourteenth Amendments to the U.S. Constitution; Article I, Section
19
of the Ohio Constitution; and Ohio Revised Code Chapter
163.

On
March 18, 2019,
Avalon received notice that the
11
th
Appellate District Court in Trumbull County, Ohio issued summary judgment in favor of the Ohio Department of Natural Resources in the writ of mandamus action that resulted from the suspension order of the Company's salt water injection well.  The decision was appealed to the Supreme Court of Ohio on
April 5, 2019.
Oral arguments in the case occurred on
April 7, 2020.
On
September 23, 2020,
the Supreme Court of Ohio ruled in favor of the Company.  The Supreme Court of Ohio reversed the decision of the
11
th
Appellate District Court and remanded the case back to that court for a trial on the merits. The Company is currently preparing for that trial.